LEASES (Details Narrative)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 02, 2019 USD ($)
Weighted average incremental borrowing rate			12.00%	12.00%
ROU assets			$ 415,827	$ 473,849	$ 531,872	$ 589,894
Lease liabilities			$ 472,805	$ 521,890
Additional term for existing lease of office space	5 years
Accounting Standards Update 2016-02 [Member]
ROU assets							$ 638,246
Lease liabilities							$ 638,246
Melville Lease [Member]
Area of land | ft²			6,800	6,800
Lease expire date			Mar. 31, 2020
Lease description		the Company exercised its option to extend the Melville Lease and entered into a lease amendment with the lessor whereby the five-year extension term commenced on January 1, 2020		The Melville Lease was scheduled to expire in March 2020 (subject to extension at the option of the Company for a period of five years) and provided for an annual base rental during the initial term ranging between $132,600 and $149,260.
Melville Lease [Member] | Minimum [Member]
Rent expense		$ 153,748	$ 132,600	$ 132,600
Melville Lease [Member] | Maximum [Member]
Rent expense		$ 173,060	$ 149,260	$ 149,260